Derivative financial instruments for hedging purposes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI (effective portion)	$ (5,218)	$ 1,036	$ 5,699
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	768	121	5,427
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI (effective portion)	(1,947)	226	217
Cash Flow Hedging [Member] | Cross Currency Interest Rate Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI (effective portion)	(11,904)	(734)	3,740
Cash Flow Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	0	0	2,481
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Cash Flow Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Interest Income [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	(4)	(11)	(564)
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI (effective portion)	8,633	1,544	1,742
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	3,011	1,562	3,679
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Interest Income [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	(2,011)
Gain (loss) recognized on derivatives (ineffective portion)	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Interest Expense [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	0	31	(169)
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Interest Income Available For Sale [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	(238)	(1,461)
Gain (loss) recognized on derivatives (ineffective portion)	0	0
Net Investment Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI (effective portion)	38	464	109
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	0	0	0
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Net Investment Hedging [Member] | Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in OCI (effective portion)	38	464	109
Net Investment Hedging [Member] | Foreign Exchange Forward [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	0	0	0
Gain (loss) recognized on derivatives (ineffective portion)	$ 0	$ 0	$ 0